Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2021	June 30, 2020

Leasehold improvement	$117,837	$117,837
Less: accumulated depreciation	(35,972)	(9,516)
Total	$81,865	$108,321